Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Credit Derivatives [Line Items]
Credit protection sold	SFr 201.6	SFr 211.3
Credit protection purchased	195.1	198.4
Other protection purchased	63.0	74.3
Other instruments	9.7	9.5
Total credit derivatives	469.4	493.5
Bank
Credit Derivatives [Line Items]
Credit protection sold	201.6	211.3
Credit protection purchased	195.1	198.4
Other protection purchased	63.0	74.3
Other instruments	9.7	9.5
Total credit derivatives	SFr 469.4	SFr 493.5